Annual Fund Operating Expenses	May 31, 2024
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF | Adaptive Alpha Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.12%	[1]
Expenses (as a percentage of Assets)	1.34%
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2025
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.84%
Acquired Fund Fees and Expenses	0.21%	[2]
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(0.49%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.36%	[3],[4]
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2025
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF | RH Tactical Outlook ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	1.21%
Acquired Fund Fees and Expenses	0.12%	[5]
Expenses (as a percentage of Assets)	2.33%
Fee Waiver or Reimbursement	(0.81%)	[6]
Net Expenses (as a percentage of Assets)	1.52%
RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2025
RH Tactical Rotation ETF | RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	1.04%
Acquired Fund Fees and Expenses	0.12%	[7]
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(0.79%)	[8]
Net Expenses (as a percentage of Assets)	1.37%

[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	Cavalier Investments, LLC d/b/a Adaptive Investments, the investment advisor to the Fund (the “Advisor”), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.15% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through September 30, 2025, and may be terminated by the Board at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.
[4]	Restated to reflect current contractual expense limits.
[5]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[6]	Cavalier Investments, LLC d/b/a Adaptive Investments, the investment advisor to the Fund (the “Advisor”), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.40% of the average daily net assets of the Fund. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through September 30, 2025, and may be terminated by the Board at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.
[7]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[8]	Cavalier Investments, LLC d/b/a Adaptive Investments, the investment advisor to the Fund (the “Advisor”), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the Fund. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through September 30, 2025, and may be terminated by the Board at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recoupment.